Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance of unrecognized tax benefits - beginning of the year	$ 29,364	$ 39,804	$ 45,302
Increases for positions related to the current year	1,141	4,560	3,308
Changes for positions taken in prior years	(1,284)	(5,085)	83
Decreases related to statute of limitations	(8,917)	(9,915)	(8,889)
Balance of unrecognized tax benefits - end of the year	$ 20,304	$ 29,364	$ 39,804